Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

The unaudited condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and the rules and regulations of the Securities and Exchange Commission and include the accounts of the Company and its subsidiaries in which the Company has a controlling interest. These condensed consolidated interim financial statements do not include all of the information and footnotes required for complete financial statements. In management’s opinion, these financial statements reflect all adjustments of a normal, recurring nature necessary for a fair presentation of the results for the interim periods presented.

The preparation of financial statements in conformity with GAAP in the United States requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from the estimates. On an ongoing basis, management reviews its estimates based on currently available information. Changes in facts and circumstances may result in revised estimates. Results for these interim periods are not necessarily indicative of results to be expected for the full year due to, among other reasons, the continued uncertainty of general economic conditions due to the COVID-19 pandemic that has impacted, and may continue to impact, our sales channels, supply chain, manufacturing operations, workforce, or other key aspects of our operations.

The notes included herein should be read in conjunction with the audited consolidated financial statements included in the Company’s Current Report on Form 8 K/A for the year ended December 31, 2019. The December 31, 2019 information has been derived from the Company’s annual financial statements included in Form 8 K/A for the year ended December 31, 2019.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Effective January 1, 2020 we adopted the Financial Accounting Standards Board Accounting Standards Update (“ASU”) 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a service contract hosting arrangement with those of developing or obtaining internal-use software. The guidance was adopted prospectively to all implementation costs incurred after the date of adoption, which are now recorded in other assets in the current year compared to intangible assets in the prior year on the unaudited condensed consolidated balance sheets and payments are recorded in cash flows from operating activities in the current year compared to investing activities in the prior year on the unaudited condensed consolidated statement of cash flows.

Effective January 1, 2020, we adopted ASU 2016-13 — Financial Instruments — Credit Losses (Topic 326), a new standard to replace the incurred loss impairment methodology under current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of the standard did not have a significant impact on the unaudited condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements

Effective January 1, 2019, we adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2016‑02, Leases, which requires the recognition of lease assets and liabilities by lessees for those leases classified as operating leases under previous guidance. The Company adopted the standard effective January 1, 2019 using the modified retrospective transition option of applying the standard at the adoption date. The Company elected the package of practical expedients permitted under the transition guidance, which among other things, allowed the Company to carry forward the historical lease classification. As a result of the adoption, the Company recorded both operating lease right-of-use assets of $110.4 and operating lease liabilities of $113.2 as of December 31, 2019. The adoption had no impact on the consolidated statements of earnings (loss), comprehensive income (loss) and cash flows for the year ended December 31, 2019. Refer to Note 8 - Leases for additional information pertaining to the adoption of the new standard.

In December 2019, the FASB issued ASU 2019‑12: Income Taxes to simplify the accounting for income taxes. The new guidance removes certain exceptions to the general principles of ASC 740 related to intraperiod tax allocation exceptions, deferred tax liabilities related to outside basis differences, and year-to-date losses in interim periods. The Company adopted the amendments as of January 1, 2019 and has determined that the impact on the consolidated financial statements is not material and no adjustment to retained earnings is necessary.